CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,303,949	$ 472,458	¥ 3,618,451
Short-term investments	2,562,745	366,468	1,266,061
Accounts receivable, net of allowance of RMB15,559 and RMB19,307 as of December 31, 2024 and 2025, respectively	341,446	48,826	186,047
Prepayments and other current assets	675,974	96,663	331,632
Amounts due from related parties	¥ 192,289	$ 27,497	¥ 146,120
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Inventories	¥ 278,802	$ 39,868	¥ 167,436
Total current assets	7,355,205	1,051,780	5,715,747
Non-current assets
Restricted cash	16,223	2,320	1,179
Contract costs	134,268	19,200	119,408
Property and equipment, net	225,603	32,261	213,676
Operating lease right-of-use assets	1,108,548	158,520	1,502,891
Intangible assets, net	4,712	674	6,373
Goodwill	17,446	2,495	17,446
Other assets	51,905	7,422	71,217
Deferred tax assets	253,596	36,264	230,877
Total non-current assets	1,812,301	259,156	2,163,067
Total assets	9,167,506	1,310,936	7,878,814
Current liabilities
Operating lease liabilities, current	230,201	32,918	291,002
Accounts payable	821,997	117,543	693,783
Deferred revenue, current	701,147	100,263	453,986
Salary and welfare payable	316,562	45,268	225,687
Accrued expenses and other payables	1,090,394	155,924	882,009
Income taxes payable	312,302	44,659	221,649
Short-term borrowings	250,000	35,750	60,000
Amounts due to related parties	¥ 2,886	$ 413	¥ 2,101
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current liabilities	¥ 3,725,489	$ 532,738	¥ 2,830,217
Non-current liabilities
Operating lease liabilities, non-current	1,042,719	149,107	1,379,811
Deferred revenue, non-current	526,439	75,280	475,331
Long-term borrowings, non-current portion	2,000	286	2,000
Other non-current liabilities	290,058	41,478	245,568
Total non-current liabilities	1,861,216	266,151	2,102,710
Total liabilities	5,586,705	798,889	4,932,927
Shareholders' equity
Treasury shares	(326,400)	(46,675)
Additional paid in capital	1,758,365	251,443	1,608,017
Retained earnings	2,195,519	313,955	1,346,526
Accumulated other comprehensive income (loss)	(34,307)	(4,906)	1,386
Total equity attributable to shareholders of the Company	3,593,479	513,860	2,956,230
Non-controlling interests	(12,678)	(1,813)	(10,343)
Total shareholders' equity	3,580,801	512,047	2,945,887
Commitments and contingencies
Total liabilities and shareholders' equity	9,167,506	1,310,936	7,878,814
Class A ordinary shares
Shareholders' equity
Ordinary shares	246	35	245
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 56	$ 8	¥ 56